Preferred Stock and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Summary of option activity under the company's plans
A summary of the Company’s stock option activity under the plans is as follows (in thousands, except share and per share amounts and years):

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2022	349,495	$68.23	7.4	$—
Granted	151,589	13.01	9.1
Exercised	(3,590)	13.00	—
Cancelled or forfeited	(16,619)	55.70	6.6

Outstanding at December 31, 2023	480,875	$51.67	7.3	$—

Vested and exercisable at December 31, 2023	292,803	$57.64	6.3	$—

Schedule of assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants.	The assumptions used in the Black-Scholes option pricing model to determine the fair value of the stock option grants were as follows:

	Year Ended December 31,
	2023	2022
Risk-free interest rate	3.6% - 4.4%	1.7% - 4.1%
Expected volatility	84% - 85%	82% - 86%
Expected term (in years)	5.3 - 6.1	5.2 - 6.1
Expected dividend yield	0%	0%

Schedule of Common Stock, Reserved for Future Issuance
Common stock reserved for future issuance consists of the following as of December 31, 2023:

December 31, 2023
Stock options issued and outstanding	480,875
Public warrants issued and outstanding	233,332
Private placement warrants issued and outstanding	7,266
Common stock warrants issued and outstanding	768,592
Placement agent warrants issued and outstanding	53,799
Unvested sponsor shares	12,000
Authorized for future stock awards or option grants	96,449
Authorized for future issuances under the ESPP	59,144

Total	1,711,457